Long-term debt (Schedule of detailed information about borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	$ 981,030
Borrowings, ending balance	985,255	$ 981,030
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	989,306	987,903
Change in fair value of embedded derivative (prepayment option)	1,079	316
Accretion of transaction costs and premiums	1,173	1,087
Borrowings, ending balance	$ 991,558	$ 989,306